UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Global Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Floating Rate Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
Aerospace &	USD	975	Avio Holding SpA Term Loan, 9.375% - 9.50%, 9/25/16	$880,869
Defense - 1.7%		873	DynCorp Term Loan C, 4.625%, 6/28/12	813,925
		160	Hawker Beechcraft Acquisition Co. LLC Letter of Credit,
			2.596%, 3/31/14	149,043
		2,751	Hawker Beechcraft Acquisition Co. LLC Term Loan B,
			4.696%, 3/31/14	2,557,580
		1,129	IAP Worldwide Services, Inc. First Lien Term Loan,
			9%, 12/20/12	928,664
		973	Wesco Aircraft Hardware Corp. First Lien Term Loan,
			4.95%, 9/25/13	906,046
				6,236,127
Air Freight &		1,000	Jacobson Companies Second Lien Term Loan,
Logistics - 0.2%			8.21%, 6/11/14	680,000
Airlines - 0.6%		1,980	US Airways Group, Inc. Term Loan B, 5.178%, 3/22/14	1,394,251
		1,068	United Air Lines, Inc. Term Loan B, 4.625% - 4.875%, 1/30/14	828,721
				2,222,972
Auto		3,000	Allison Transmission Term Loan B, 5.48% - 5.74%, 8/07/14	2,626,071
Components -		892	GPX International Tire Corp. Term Loan B, 10.10%, 4/06/12	660,194
1.2%		863	Mark IV Industries First Lien Term Loan, 7.08% - 8.26%, 6/01/11	681,857
		104	Metaldyne Corp. Letter of Credit, 3.146% - 6.50%, 1/15/12	75,635
		706	Metaldyne Corp. Term Loan B, 6.50%, 1/15/14	514,315
				4,558,072
Beverages - 0.3%	EUR	1,000	Culligan International Second Lien Term Loan,
			9.102% - 9.134%, 4/24/13	884,103
	USD	1,000	Le-Nature's, Inc. Term Loan B, 9.50%, 12/28/12	328,333
				1,212,436
Biotechnology -		968	Talecris Biotherapeutics, Inc. First Lien Term Loan,
0.2%			6.57%, 11/13/14	812,742
Building Products -		195	Armstrong World Term Loan B, 4.309%, 10/02/13	182,339
2.5%		2,469	Building Material Corp. of America First Lien Term Loan,
			6.688%, 2/22/14	1,953,941
		1,500	Custom Building Products Second Lien Term Loan,
			9.718%, 4/29/12	1,200,000
		230	Lafarge Roofing SA Term Loan B, 4.829%, 5/01/15	164,600
	EUR	845	Lafarge Roofing SA Term Loan B, 6.856%, 5/01/15	958,848
	USD	230	Lafarge Roofing SA Term Loan C, 5.079%, 5/01/16	165,521
	EUR	842	Lafarge Roofing SA Term Loan C, 7.106%, 5/01/16	960,428
	USD	242	Masonite International Term Loan, 4.63% - 5.331%, 4/06/13	207,296
		243	Masonite International Term Loan B, 4.63% - 5.331%, 4/06/13	207,649
		1,974	Momentive Performance Materials, Inc. Term Loan B,
			4.938%, 12/04/13	1,736,816
		2,266	United Subcontractors Inc. First Lien Term Loan,
			5.89% - 7.566%, 12/27/12	1,480,305
				9,217,743
Cable - U.S. - 1.1%		4,419	Cablevision Systems Corp. Term Loan, 4.477%, 3/28/13	4,123,822

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
Capital Markets -	USD	499	Marsico Parent Company, LLC Term Loan B,
0.1%			5.875% - 7.438%, 11/14/14 (e)	$453,863
Chemicals - 8.9%		393	Brenntag AG Second Lien Term Loan, 5.794%, 1/19/13	338,236
		1,000	Brenntag AG Second Lien Term Loan, 7.794%, 7/17/15	780,000
	EUR	500	Brenntag AG Term Loan B, 6.655%, 11/24/37	675,576
	USD	1,607	Brenntag AG Term Loan B2, 5.794%, 1/24/13	1,384,264
	EUR	1,920	British Vita Plc Mezzanine, 10.017%, 7/22/13	2,278,478
		803	Cognis Deutschland Term Loan A, 6.948%, 11/17/13	1,060,340
		197	Cognis Deutschland Term Loan B, 6.606%, 11/16/13	259,675
	USD	1,000	Flint Group Term Loan, 4.88%, 12/20/14	859,375
	EUR	833	Flint Group Term Loan B, 6.983%, 5/30/15	1,119,930
		833	Flint Group Term Loan C, 6.983%, 5/30/16	1,125,412
	USD	1,728	Ineos Group Plc Term Loan A, 4.635% - 4.655%, 2/20/13	1,481,908
		1,715	Ineos Group Plc Term Loan B, 4.885%, 2/20/15	1,570,834
		1,715	Ineos Group Plc Term Loan C, 5.385%, 2/20/14	1,570,834
		2,327	Innophos Holdings, Inc. Term Loan B, 4.70%, 8/13/10	2,176,000
		1,231	Invista Term Loan, 4.196%, 4/29/11	1,164,976
		2,322	Invista Term Loan B1, 4.196%, 4/29/11	2,197,759
		192	Kraton Polymers Term Loan, 4.75%, 5/12/11	164,421
	EUR	1,032	Lucite International Finance Plc,
			13.411%, 7/03/14 (c)	1,202,147
		1,802	MacDermid, Inc. Term Loan C, 6.981%, 12/15/13	2,190,859
	USD	1,629	Nalco Co. Tranche B Term Loan, 4.477% - 6.48%, 11/04/10	1,583,157
		2,776	Rockwood Specialties Group, Inc. Tranche D Term Loan,
			4.744%, 12/10/12	2,620,895
	EUR	1,787	Viridian Group Plc Term Loan, 8.434%, 4/20/12	2,332,629
	GBP	1,800	Viridian Group Plc Term Loan, 9.601%, 12/21/12	2,976,957
				33,114,662
Commercial		185	Aramark Corp. Letter of Credit, 6.845%, 1/30/14	171,807
Services &		2,907	Aramark Corp. Term Loan B, 4.571%, 1/30/14	2,704,354
Supplies - 3.5%		1,040	Brickman Group, Inc. Term Loan, 4.696%, 1/30/14	925,155
		2,000	EnviroSolutions Term Loan B, 8.25%, 7/01/12	1,620,000
		1,214	Euramax International Plc Second Lien Term Loan,
			10.978%, 6/29/13	815,690
		2,022	John Maneely Co. Term Loan B, 5.966% - 6.354%, 12/15/13	1,732,938
		250	Kion GmbH Term Loan B, 6.751%, 3/15/15	209,375
		250	Kion GmbH Term Loan C, 7.251%, 3/15/16	210,625
		615	Language Line Services Term Loan B1, 5.95%, 11/14/11	562,482
		322	Sirva Worldwide Tranche B Term Loan, 6.21%, 12/01/10	143,648

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
	USD	500	Synagro Technologies, Inc. Second Lien Term Loan,
			7.82%, 10/01/14	$350,000
		1,196	Thermo Fluids, Inc. Term Loan, 6.20% - 6.60%, 6/27/13	836,870
		2,963	West Corp. Term Loan, 5.078% - 6.093%, 10/31/13	2,557,689
				12,840,633
Communications		1,496	Alltel Corp. Term Loan B2, 5.55%, 5/16/15	1,347,863
Equipment - 1.2%		3,492	Alltel Corp. Term Loan B3, 5.567%, 5/18/15	3,146,142
				4,494,005
Computers &		1,169	Intergraph Corp. Term Loan, 4.678% - 5.09%, 5/15/14	1,051,821
Peripherals - 1.4%		750	Intergraph Corp. Term Loan, 9.09%, 11/15/14	656,250
		2,688	Reynolds and Reynolds Co. First Lien Term Loan,
			4.678%, 10/31/12	2,432,574
		1,250	Reynolds and Reynolds Co. Second Lien Term Loan,
			8.178%, 10/31/13	1,137,500
				5,278,145
Construction &		500	Brand Energy & Infrastructure Services, Inc. Letter of
Engineering - 0.8%			Credit, 2.625%, 2/15/14	465,000
		495	Brand Energy & Infrastructure Services, Inc. Term Loan B,
			5% - 5.375%, 2/15/14	460,350
		500	Brand Energy & Infrastructure Services, Inc. Term Loan B,
			9.125% - 9.313%, 2/15/15	447,500
	GBP	986	Grupo Ferrovial SA (BAA) Second Lien Term Loan,
			9.935%, 4/07/11	1,579,142
				2,951,992
Construction	USD	1,313	Headwaters, Inc. Term Loan B-1, 4.61%, 4/30/11	1,194,375
Materials - 0.5%		965	Nortek, Inc. Term Loan, 5.35%, 8/27/11	828,291
				2,022,666
Containers &		500	Atlantis Plastics Second Lien Term Loan,
Packaging - 3.8%			12.25%, 3/22/12	125,000
		495	Consolidated Container Co. LLC First Lien Term Loan,
			5.501%, 4/15/14	373,725
		550	Consolidated Container Co. LLC Second Lien Term Loan,
			8.585% - 8.751%, 10/15/14	297,000
		4,948	Graham Packaging Co. LP Term Loan B,
			4.875% - 5.25%, 4/15/11	4,518,732
	EUR	1,000	Mivisa Envases SAU Term Loan B, 7.087%, 6/03/15	1,361,677
		1,915	Owens-Illinois, Inc. Term Loan D, 5.801%, 6/14/13	2,600,054
		488	Pregis Corp. Term Loan B, 7.231%, 9/30/12	754,251
	USD	500	SCA Packaging Second Lien Term Loan, 8.18%, 3/07/15	206,250
	EUR	750	Smurfit Kappa Group Term Loan B1,
			6.176% - 6.616%, 7/16/14	1,030,822
	USD	750	Smurfit Kappa Group Term Loan C1,
			6.426% - 6.866%, 7/16/15	1,036,059
		140	Smurfit-Stone Container Corp. Term Loan B,
			4.709% - 5.125%, 11/01/11	133,059

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
	USD	1,835	Solo Cup Co. Term Loan, 6.10% - 6.59%, 2/27/11	$1,703,533
				14,140,162
Distributors - 0.4%		1,728	Keystone Automotive Operations, Inc. Term Loan B,
			6.099% - 7.75%, 1/15/12	1,339,297
Diversified		1,379	BNY ConvergEx Group First Lien Term Loan,
Financial Services -			5.70%, 8/01/13	1,123,536
1.2%		3,800	JG Wentworth Manufacturing Term Loan B, 4.921%, 4/15/14	2,774,000
		752	Professional Services Term Loan, 5.46%, 10/31/12	676,849
				4,574,385
Diversified		393	Cavalier Telephone Term Loan B, 9%, 12/15/12	255,460
Telecommunication		500	Country Road Communications Second Lien Term Loan,
Services - 6.5%			12.59%, 7/15/13	485,000
	EUR	1,000	Eircom Group Plc Second Lien Term Loan, 8.981%, 2/14/16	1,333,260
		3,000	Eircom Group Plc Term Loan B, 6.606%, 8/14/14	4,096,134
		3,000	Eircom Group Plc Term Loan C, 6.856%, 8/14/13	4,116,608
	USD	2,000	Iowa Telecom Term Loan B, 4.43% - 4.54%, 11/23/11	1,883,334
	EUR	1,092	TDC A/S ex-Tele Danmark AS Term Loan, 6.422%, 4/06/15	1,623,931
		912	TDC A/S ex-Tele Danmark AS Term Loan B, 6.138%, 4/06/14	1,349,568
	USD	746	Time Warner Telecom Term Loan, 4.71%, 10/31/13	731,306
		743	Time Warner Telecom Term Loan B, 4.71%, 2/23/14	690,896
	EUR	1,307	Wind Telecomunicazione SpA Term Loan A,
			6.10% - 6.645%, 9/22/12	1,883,278
		2,000	Wind Telecomunicazione SpA Term Loan B, 7.17%, 9/22/13	2,903,696
		2,000	Wind Telecomunicazione SpA Term Loan C, 7.60%, 9/22/14	2,918,271
				24,270,742
Electric Utilities -	USD	438	Astoria Generating Company Acquisitions, LLC First Lien Term
0.75%			Loan, 6.93%, 2/23/13	402,895
		1,353	Mirant Corp. Term Loan B, 4.454%, 1/26/13	1,274,469
		757	TPF Generation Holdings LLC First Lien Term Loan,
			4.696%, 11/28/13	656,377
		150	TPF Generation Holdings LLC Letter of Credit,
			9.68%, 11/28/13	130,175
		47	TPF Generation Holdings LLC Revolving Credit,
			2.596%, 11/28/13	40,910
				2,504,826
Electrical		500	Electrical Components International Holdings Second Lien Term
Equipment - 0.4%			Loan, 9.46%, 5/05/14	300,000
		980	Generac Power Systems, Inc. First Lien Term Loan,
			5.184%, 11/15/13	779,100
		750	Generac Power Systems, Inc. Second Lien Term Loan,
			8.684%, 5/15/14	523,125
				1,602,225

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
Electronic	USD	500	Deutsch Connectors Second Lien Term Loan,
Equipment &			9.396%, 1/27/16	$395,000
Instruments - 2.6%		223	Flextronics International Ltd. Delay Draw Term Loan,
			7.455%, 10/01/14	204,427
		556	Flextronics International Ltd. Delay Draw Term Loan,
			7.455%, 10/05/14	509,278
		1,937	Flextronics International Ltd. Term Loan B,
			6.50%, 10/01/14	1,774,069
		776	Flextronics International Ltd. Term Loan B2,
			7.394%, 10/01/14	711,028
	EUR	2,000	Moeller Group Term Loan B, 10.35%, 10/24/13	3,047,789
	USD	2,000	SafeNet, Inc. Second Lien Term Loan, 10.627%, 5/11/15	1,500,000
		2,076	Tinnerman Palnut Second Lien Term Loan,
			13.84% - 14.18%, 11/01/11	1,515,225
				9,656,816
Energy Equipment		222	Chart Industries, Inc. Term Loan B,
& Services - 1.2%			6.875% - 7.188%, 10/17/12	206,667
		982	Dresser, Inc. First Lien Term Loan,
			5.204% - 5.565%, 5/15/14	918,278
		1,500	Dresser, Inc. Second Lien Term Loan, 8.82%, 5/15/15	1,357,500
		490	MEG Energy Corp. Term Loan B, 4.70%, 4/03/13	442,960
		1,471	Trinidad Energy Services Term Loan, 5.209%, 4/15/11	1,382,975
				4,308,380
Food & Staples		979	Advantage Sales & Marketing Term Loan B,
Retailing - 3.2%			4.70% - 4.73%, 4/15/13	852,597
		980	Bolthouse Farms, Inc. First Lien Term Loan, 5%, 11/29/12	915,075
		500	Bolthouse Farms, Inc. Second Lien Term Loan,
			8.196%, 11/29/12	452,500
		1,000	DS Waters LP Term Loan B, 6.709%, 3/31/12	890,000
		139	Dole Food Co., Inc. Letter of Credit, 6.507%, 4/12/13	118,919
		306	Dole Food Co., Inc. Term Loan B, 4.937% - 6.25%, 4/12/13	262,214
		1,020	Dole Food Co., Inc. Term Loan C, 4.813% - 6.313%, 4/04/13	874,048
	GBP	382	IGLO Birds Eye Mezzanine, 13.951%, 11/02/15	675,499
	EUR	500	IGLO Birds Eye Term Loan B, 7.018%, 10/27/19	700,354
		500	IGLO Birds Eye Term Loan C, 7.393%, 10/27/15	703,643
	USD	988	McJunkin Corp. Term Loan B, 5.954%, 1/30/14	931,336
		1,047	Pierre Foods, Inc. Term Loan B, 6.97%, 6/30/10	690,729
		500	Rite Aid Corp. Term Loan B, 4.16% - 4.81%, 6/04/14	450,000
		1,466	Roundy's, Inc. Term Loan B, 5.69%, 10/22/11	1,367,453
		1,865	Sturm Foods, Inc. First Lien Term Loan, 5.813%, 1/30/14 (c)	1,382,977
		750	Sturm Foods, Inc. Second Lien Term Loan, 9.313%, 6/30/14	477,500
				11,744,844

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
Food Products -	USD	498	Fresh Start Bakeries First Lien Term Loan,
2.6%			4.938% - 7.25%, 9/29/13	$437,800
		500	Fresh Start Bakeries Second Lien Term Loan,
			8.438%, 3/29/14	440,000
		1,453	Jetro Holdings, Inc. Term Loan, 5.20%, 5/11/14	1,329,609
		3,368	OSI Industries Term Loan B, 4.671%, 9/02/11	2,929,987
	EUR	535	United Biscuits Finance Plc Term Loan B, 6.829%, 12/14/14	711,808
	GBP	1,651	United Biscuits Finance Plc Term Loan B, 7.962%, 1/23/15	2,672,034
		571	Weetabix Food Co. Pay In Kind Term Loan, 14.32%, 7/26/14	1,003,341
				9,524,579
Health Care		2,859	Arizant, Inc. Term Loan B, 5.171% - 5.56%, 7/14/10	2,659,301
Equipment &		500	Biomet, Inc. Term Loan B, 5.696%, 12/28/14	479,625
Supplies - 2.3%	EUR	500	Molnlycke HealthCare AB Second Lien Term Loan,
			8.129%, 10/09/16	592,034
		1,500	Molnlycke HealthCare AB Term Loan B, 6.379%, 4/09/15	2,018,835
		1,383	Molnlycke HealthCare AB Term Loan C, 6.629%, 4/09/16	1,875,027
	USD	973	Select Medical Term Loan B, 4.63% - 6.25%, 2/24/12	857,988
				8,482,810
Health Care		1,000	Aearo Technologies, Inc. Second Lien Term Loan,
Providers &			9.75%, 5/23/14	1,010,000
Services - 4.4%		721	CCS Medical First Lien Term Loan, 5.93%, 10/31/12	627,916
	EUR	1,500	Capio AB Term Loan C, 6.677%, 4/15/16	2,160,077
	USD	210	Community Health Systems, Inc. Delay Draw Term Loan,
			0.50%, 6/18/14	192,752
		4,097	Community Health Systems, Inc. Term Loan B,
			5.335%, 6/18/14	3,768,869
		1,944	Health Management Associates, Inc. Term Loan B,
			4.446%, 1/15/14	1,677,601
		2,519	HealthSouth Corp. Term Loan B, 5.21% - 5.23%, 3/12/14	2,320,343
		467	National Renal Institutes Term Loan B, 5%, 4/07/13	403,530
		499	Surgical Care Affiliates Term Loan B, 4.946%, 12/26/14	408,970
		2,958	US Oncology Holdings, Inc. Term Loan B, 5.446%, 8/20/11	2,729,177
		975	Vanguard Health Systems Term Loan B, 4.954%, 9/23/11	902,946
				16,202,181
Hotels, Restaurants		2,197	Cracker Barrel Term Loan B, 4.62%, 4/27/13	2,042,006
& Leisure - 4.8%		273	Golden Nugget, Inc. Delay Draw Term Loan, 4.66%, 6/30/13	233,182
		477	Golden Nugget, Inc. Term Loan, 4.56% - 4.66%, 5/30/14	408,068
		1,000	Golden Nugget, Inc. Term Loan Second Lien,
			5.81%, 11/30/14	740,000
		1,663	Greektown Casino Term Loan B, 7.188%, 12/01/12	1,396,682

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
	USD	477	Green Valley Ranch Gaming LLC Term Loan,
			4.671% - 5.085%, 1/29/12	$373,706
		1,500	Green Valley Ranch Gaming LLC Term Loan,
			6.335%, 8/30/14	1,061,250
		2,000	Hallmark Entertainment Second Lien Term Loan,
			7.25%, 10/15/14	1,940,000
		4,400	Harrah's Entertainment, Inc. Term Loan B2,
			6.244%, 1/29/15	4,026,788
		282	Harrah's Entertainment, Inc. Term Loan B3,
			6.244%, 1/29/15	258,294
		318	Harrah's Operating Term Loan B, 6.244%, 1/31/15	290,382
		500	Las Vegas Sands LLC Delay Draw Term Loan, 0.75%, 5/23/14	440,682
		1,985	Las Vegas Sands LLC Term Loan B, 4.45%, 5/04/14	1,749,508
		75	OSI Restaurant Partners, Inc. Revolving Credit,
			4.92%, 5/15/14	58,008
		887	OSI Restaurant Partners, Inc. Term Loan B,
			5%, 5/15/14	684,476
		47	Travelport, Inc. Standby Letter of Credit, 4.946%, 8/31/13	40,735
		925	Universal City Development Term Loan B,
			4.30% - 6.01%, 6/09/11	869,927
		975	Wembley, Inc. First Lien Term Loan, 5.21% - 5.59%, 8/12/12	633,767
		1,500	Wembley, Inc. Second Lien Term Loan,
			6.96% - 7.19%, 2/12/13	525,000
				17,772,461
Household Durables		2,000	American Residential Services Second Lien Term Loan,
- 1.2%			12%, 4/17/15	1,970,620
		95	Berkline Corp. First Lien Term Loan, 8.488%, 11/10/11	4,735
		1,248	Jarden Corp. Term Loan B3, 5.196%, 1/24/12	1,191,950
		1,300	Josten's, Inc. Term Loan B, 6.718%, 10/04/11	1,232,947
				4,400,252
Household Products		1,100	VJCS Acquisition Term Loan B, 4.924% - 5.23%, 4/30/14	957,000
- 0.3%
IT Services - 2.9%		465	Activant Solutions Term Loan B, 4.75% - 5.062%, 5/02/13	397,377
		733	Affiliated Computer Services Term Loan B,
			4.654%, 3/20/13	696,698
		3,000	Alliance Data Systems Term Loan, 8.058%, 12/15/14	2,790,000
		1,000	Audio Visual Services Corp. Second Lien Term Loan,
			8.20%, 9/15/14	900,000
		500	Emdeon Business Services Second Lien Term Loan,	430,000
			7.70%, 5/16/13
		1,741	First Data Corp. Term Loan B, 5.349% - 5.646%, 9/24/14	1,565,433
		983	RedPrairie Corp. Term Loan, 6.125% - 7.25%, 7/31/12	864,600
		1,250	RedPrairie Corp. Term Loan, 9.612%, 1/31/13	1,062,500
		2,432	SunGard Data Systems, Inc. Term Loan B,
			4.878%, 2/28/14	2,252,088
				10,958,696

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
Independent Power	USD	1,500	The AES Corp. Term Loan, 7% - 7.19%, 8/10/11	$1,419,375
Producers & Energy		1,741	TXU Corp. Term Loan B-2, 6.478% - 6.596%, 10/14/29	1,584,729
Traders - 2.5%		6,965	TXU Corp. Term Loan B-3, 6.478% - 6.596%, 10/10/14	6,320,738
				9,324,842
Industrial		94	Trimas Corp. Letter of Credit, 2.553%, 8/02/11	79,688
Conglomerates -		400	Trimas Corp. Term Loan B, 5.494%, 8/02/13	340,133
0.1%				419,821
Insurance - 0.6%		995	Alliant Insurance Services Term Loan B, 5.696%, 10/23/14	865,650
		739	Conseco Term Loan B, 4.704%, 10/10/13	565,151
		1,105	Sedgwick Claims Management Service, Inc. Term Loan B,
			4.946%, 3/03/13	961,362
				2,392,163
Internet & Catalog		408	FTD Flowers Term Loan, 4.454%, 7/28/13	387,349
Retail - 0.4%		958	Oriental Trading First Lien Term Loan,
			4.96% - 5.34%, 7/31/13	742,535
		500	Oriental Trading Second Lien Term Loan, 8.71%, 1/31/14	337,500
				1,467,384
Leisure Equipment		980	24 Hour Fitness Term Loan B, 5.20% - 7.22%, 6/08/12	828,100
& Products - 0.4%		555	Kerasotes Showplace Theatres LLC Term Loan B,
			5%, 11/01/11	511,044
		233	True Temper Sports, Inc. Term Loan B, 7.08%, 3/15/11	203,100
				1,542,244
Life Sciences Tools		980	Quintiles Transnational Term Loan B, 4.70%, 3/21/13	916,300
& Services - 0.3%		250	Quintiles Transnational Term Loan C, 6.70%, 3/21/14	223,750
				1,140,050
Machinery - 5.6%		604	Blount, Inc. US Term Loan B, 4.459%, 8/09/10	557,049
	EUR	3,591	Colfax Corp. Term Loan C, 6.981%, 12/19/11	5,499,546
	GBP	1,783	Invensys Plc Term Loan, 7.714%, 12/09/10	3,384,793
	USD	1,000	Invensys Plc Term Loan A, 5.128%, 12/15/10	948,333
		271	Lincoln Industrials Delay Draw Term Loan, 5.75%, 7/11/14	249,027
		723	Lincoln Industrials First Lien Term Loan, 5.75%, 7/11/14	664,700
		491	NACCO Materials Handling Group Term Loan B,
			4.704% - 6.738%, 3/21/13	417,563
		1,333	Navistar International Transportation Corp. Revolving Credit,
			4.794% - 6.501%, 6/30/12	1,171,667
		3,667	Navistar International Transportation Corp. Term Loan,
			6.501%, 6/30/12	3,222,083
		2,469	OshKosh Truck Corp. Term Loan B, 4.76%, 11/30/13	2,294,703
		83	Standard Steel Delay Draw Term Loan,
			5.11% - 6.75%, 6/21/12	69,475
		409	Standard Steel First Lien Term Loan, 5.20%, 6/21/12	343,875
		985	Stolle Machinery First Lien Term Loan,
			7.25% - 7.938%, 9/14/12	916,050
		829	Synventive Molding Solutions Mezzanine, 11/23/37 (a)	372,875

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
	USD	289	Wastequip Delay Draw Term Loan, 4.946%, 1/17/13	$236,636
		685	Wastequip Term Loan B, 4.946%, 1/17/13	562,010
				20,910,385
Marine - 1.1%		1,650	Dockwise Shipping BV Second Lien Term Loan,
			7.196%, 10/26/16	1,295,250
		1,733	Dockwise Shipping BV Term Loan B,
			5.071%, 4/26/15	1,441,394
		1,733	Dockwise Shipping BV Term Loan C,
			5.071% - 5.571%, 4/26/16	1,447,170
				4,183,814
Media - 32.5%		1,478	Acosta, Inc. Term Loan, 4.96%, 2/28/14	1,332,213
		975	Affinion Group, Inc. Term Loan, 9.267%, 3/01/12	770,250
		931	Alix Partners Term Loan B, 4.71%, 10/30/13	863,938
		1,965	Atlantic Broadband Finance Term Loan B, 4.95%, 2/27/14	1,758,813
		250	Bresnan Telecommunications Second Lien Term Loan,
			7.37% - 7.52%, 3/31/14	220,000
	EUR	1,625	Casema NV (Essent Kablecom) Term Loan B,
			6.879%, 11/02/14	2,347,813
		1,625	Casema NV (Essent Kablecom) Term Loan C,
			7.379%, 11/02/15	2,359,840
	USD	1,995	Catalina Marketing Group Term Loan, 5.696%, 10/01/14	1,810,451
		6,930	Cequel Communications LLC Term Loan B,
			4.728% - 6.25%, 11/05/13	5,834,194
		6,983	Charter Communications, Inc. Term Loan B,
			5.26%, 4/30/14	5,892,881
		750	Choice Cable Second Lien Term Loan, 10.25%, 1/28/12	622,500
		1,107	Cinemark Term Loan, 4.35% - 6.98%, 10/05/13	1,000,094
		1,989	Clarke American Corp. Term Loan B,
			5.196% - 5.198%, 3/12/13	1,585,034
		1,460	ClientLogic Holding Corp. Term Loan B,
			5.171% - 5.744%, 1/30/14	1,153,551
		1,476	Cumulus Media Term Loan B, 4.454% - 4.64%, 5/21/14	1,247,563
		1,101	Dex Media West LLC Term B-2, 4.20% - 4.59%, 3/09/10	1,056,631
		611	Dex Media West LLC Term Loan B-1, 4.20% - 4.57%, 3/09/10	584,618
		1,990	Discovery Communications Term Loan B, 4.696%, 5/15/13	1,823,326
		364	Education Media and Publishing First Lien Term Loan,
			6.901%, 5/15/09	347,727
		2,636	Education Media and Publishing First Lien Term Loan B,
			6.901%, 11/14/14	2,372,727

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
	USD	6,827	Education Media and Publishing Second Lien Term Loan,
			6.901%, 11/14/14	$5,939,300
		482	Emmis Operating Co. Term Loan B,
			4.671% - 4.674%, 11/02/13	400,127
		1,000	Formula One Group Term Loan B, 7.093%, 12/31/13	873,000
		592	GateHouse Media Operating, Inc. Delay Draw Term Loan,
			4.72% - 5.09%, 9/15/14	402,333
		1,386	GateHouse Media Operating, Inc. Term Loan B,
			5.09%, 9/15/14	942,391
		1,995	Gray Communications Systems, Inc. First Lien Delay Draw Term
			Loan, 4.19%, 9/18/14	1,660,838
		422	Gray Communications Systems, Inc. Term Loan B,
			4.19%, 9/18/14	351,648
		1,098	HIT Entertainment Ltd. First Lien Term Loan, 5.07%, 8/31/12	922,363
		1,000	HIT Entertainment Ltd. Second Lien Term Loan,
			8.60%, 2/24/13	750,000
		1,990	Hanley-Wood LLC Term Loan B, 4.938% - 6.755%, 3/07/14	1,472,600
		500	Hargray Communications Group Second Lien Term Loan,
			8.196%, 6/18/14	440,000
		4,114	Idearc, Inc. Term Loan B, 4.70% - 4.71%, 11/15/14	3,285,417
		2,700	Insight Midwest Holdings LLC Term Loan B, 4.69%, 4/06/14	2,455,072
	EUR	4,000	Kabel Deutschland GMBH Term Loan, 6.14%, 6/01/12	5,515,120
	USD	496	Knology, Inc. Term Loan B, 4.934%, 3/15/12	416,850
		1,489	Liberty Cablevision of Puerto Rico Term Loan B,
			4.80%, 3/01/13	1,324,988
		1,173	Mediacom Broadband Group Tranche A Term Loan,
			4.10% - 4.23%, 3/31/10	1,024,622
		1,481	Mediacom Communications Term Loan D,
			4.35% - 4.62%, 1/31/15	1,271,229
		2,449	Mediacom LLC Term Loan C, 4.35% - 4.48%, 1/31/15	2,113,327
		2,940	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
			5.946%, 4/30/11	2,315,250
		355	Multicultural Radio Broadcasting Inc. Term Loan,
			5.75%, 12/15/12	330,150
	GBP	1,500	NTL Cable Plc Second Lien Term Loan, 8.267%, 7/17/13	2,455,991
		2,285	NTL Cable Plc Term Loan, 8.283%, 11/19/37	3,916,399
	USD	1,000	National Cinemedia LLC Term Loan B, 4.62%, 2/28/15	864,583
		1,500	New Vision First Lien Term Loan, 9.58%, 10/26/14	1,215,000
		828	New Vision Television Term Loan B, 6.08%, 10/21/13	699,413
		170	New Vision Term Loan B, 6.08%, 10/21/13	143,469
		237	New Wave Communications Delay Draw Term Loan,
			6.621% - 9.25%, 6/30/13	220,410
		933	New Wave Communications Term Loan B, 6.204%, 6/30/13	868,039
		1,902	Nexstar Broadcasting Group Term Loan, 6.58%, 10/01/12	1,692,898
		1,796	Nexstar Broadcasting Group Term Loan B, 4.454%, 10/01/12	1,598,540

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
	USD	3,946	Nielsen Finance LLC Term Loan B, 5.346%, 8/15/13	$3,553,034
	EUR	500	PagesJaunes Group Term Loan, 8.555%, 1/11/17	619,168
		1,000	PagesJaunes Group Term Loan B, 6.555%, 1/11/15	1,250,770
		1,000	PagesJaunes Group Term Loan C, 7.055%, 1/11/16	1,257,874
	USD	1,114	Penton Media Term Loan, 4.954% - 5.372%, 2/15/13	846,450
		1,000	Penton Media Term Loan, 7.704%, 2/15/14	705,000
	EUR	500	ProSiebenSat 1 Media AG Term Loan B, 6.77%, 6/28/15	566,942
		1,000	ProSiebenSat 1 Media AG Term Loan C, 7.02%, 6/28/15	1,140,651
	USD	735	Quebecor Media, Inc. Term Loan B, 6.258%, 1/17/13	681,713
		993	RCN Corp. Term Loan B, 5%, 5/25/14	842,798
		1,697	RH Donnelley, Inc. Term Loan D-2, 4.10% - 4.75%, 8/30/11	1,575,696
		1,687	San Juan Cable Term Loan B, 9.47%, 3/15/13	1,406,159
		1,990	Thomson Learning Inc. Term Loan, 5.20%, 6/30/14	1,706,674
	EUR	7,835	United Pan Europe Communications Term Loan M,
			6.361%, 11/19/37	10,508,554
	USD	5,415	Univision Communications, Inc. First Lien Term Loan,
			5.494%, 9/30/14	4,254,283
		500	Univision Communications, Inc. Second Lien Term Loan,
			5.204%, 3/15/09 (c)	470,000
		1,684	Wallace Theater Corp. First Lien Term Loan,
			5.95%, 8/09/09	1,482,250
		2,500	Wallace Theater Corp. Second Lien Term Loan,
			9.70%, 8/09/09	2,200,000
	EUR	2,500	Yell Group Plc Term Loan B, 6.379%, 4/30/11	3,188,211
				121,121,758
Metals & Mining -	USD	709	Algoma Steel Term Loan B, 7.33%, 6/14/14	623,578
0.4%		782	Compass Minerals Group, Inc. Term Loan,
			4.18% - 6.592%, 12/22/12	749,238
				1,372,816
Multi-Utilities - 1.5%		127	Coleto Creek Letter of Credit, 2.596%, 7/31/13	110,032
		1,817	Coleto Creek Term Loan B, 5.446% - 5.454%, 7/31/13	1,569,734
		70	MACH Gen LLC Letter of Credit, 2.446%, 2/22/14	64,863
		670	MACH Gen LLC Term Loan, 5.10%, 2/22/14	618,244
		159	NE Energy Letter of Credit, 5.196%, 10/03/13	133,369
		750	NE Energy Second Lien Term Loan, 7.125%, 10/31/14	597,500
		1,290	NE Energy Term Loan B, 5.04%, 10/31/13	1,085,631
		468	Wolf Hollow I LP First Lien Term Loan, 4.946%, 6/22/12	393,044
		400	Wolf Hollow I LP Letter of Credit, 4.954%, 6/22/12	336,000
		100	Wolf Hollow I LP Revolving Credit,
			4.808% - 4.953%, 6/22/12	80,000
		500	Wolf Hollow I LP Second Lien Term Loan, 7.171%, 12/22/12	410,000
				5,398,417

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
Multiline Retail -	USD	1,440	Neiman Marcus Group, Inc. Term Loan, 6.90%, 4/06/13	$1,329,390
0.4%
Oil, Gas &		550	Big West Oil & Gas Delay Draw Term Loan, 5.066%, 5/15/14	506,000
Consumable Fuels -		443	Big West Oil & Gas Term Loan B, 5%, 5/15/14	407,100
1.9%		32	CR Gas Storage Bridge Loan, 4.55%, 5/08/11	29,678
		51	CR Gas Storage Delay Draw Term Loan, 4.60%, 5/08/13	47,986
		458	CR Gas Storage Term Loan, 4.534%, 5/08/13	428,763
		76	CR Gas Storage Term Loan B, 4.589%, 5/08/13	70,840
		324	Coffeyville Resources LLC Letter of Credit,
			2.598%, 12/21/13	298,378
		1,055	Coffeyville Resources LLC Term Loan B,
			5.448% - 7%, 12/21/13	970,682
		1,500	Drummond Oil Term Loan B, 4%, 2/15/12	1,470,000
		823	MAPCO, Inc. Term Loan, 6.01%, 4/28/11	760,999
		1,400	SandRidge Energy, Inc. Term Loan, 6.323%, 3/01/15	1,379,000
		922	Western Refining Co. LP Term Loan B, 4.994%, 3/15/14	793,734
				7,163,160
Paper & Forest		1,000	Boise Cascade Holdings LLC Second Lien Term Loan,
Products - 2.1%			7.50%, 2/05/15	995,625
		32	Cenveo, Inc. Delay Draw Term Loan, 4.349%, 9/07/13	28,226
		952	Cenveo, Inc. Term Loan C, 4.349%, 9/07/13	847,104
		4,289	Georgia-Pacific Corp. First Lien Term Loan B,
			4.446% - 4.483%, 2/14/13	3,968,177
		1,500	NewPage Corp. Tem Loan B, 6.313%, 12/07/14	1,463,750
		750	Verso Paper Holdings LLC Term Loan B, 9.489%, 2/01/13	663,750
				7,966,632
Personal Products -		750	American Safety Razor Co. Second Lien Term Loan,
0.6%			8.89% - 8.93%, 1/25/14	645,000
		1,607	Prestige Brands Term Loan B1, 6.968% - 7.093%, 10/06/10	1,510,487
				2,155,487
Pharmaceuticals -	EUR	2,481	Pharmaceutical Technologies & Services (PTS) Term Loan,
1.7%			6.978%, 4/15/14	3,427,628
	USD	2,174	Warner Chilcott Term Loan B, 4.696% - 4.704%, 1/18/12	1,998,407
		826	Warner Chilcott Term Loan C, 4.696% - 4.704%, 1/30/13	759,611
				6,185,646
Real Estate Management		2,000	Enclave First Lien Term Loan, 6.14%, 3/01/12	1,788,250
& Development - 1.6%		2,000	Georgian Towers Term Loan, 6.14%, 3/01/12	1,746,596

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Floating Rate Loan Interests	Value
	USD	750	Pivotal Promontory Second Lien Term Loan, 12%, 8/11/11	$187,500
		1,985	Realogy Corp. Term Loan B, 5.71%, 9/22/14	1,603,300
		735	Yellowstone Club Term Loan B, 5.079%, 10/15/10	652,679
				5,978,325
Road & Rail - 0.7%		1,750	Rail America, Inc. Term Loan, 5.32%, 10/15/08	1,662,500
		1,477	Swift Transportation Co., Inc. Term Loan B, 6.50%, 5/15/14	1,099,647
				2,762,147
Semiconductors &		984	Marvell Technology Group Term Loan B, 5.196%, 11/15/09	925,313
Semiconductor
Equipment - 0.2%
Service - 0.2%		1,000	Sally Beauty Co., Inc. Term Loan B, 5.60%, 11/16/13	924,167
Software - 0.4%		985	Bankruptcy Management Solutions, Inc. First Lien Term Loan,
			6.71%, 7/06/12	871,725
		493	Bankruptcy Management Solutions, Inc. Second Lien Term Loan,
			8.954%, 7/06/13	352,137
		414	CCC Information Services, Inc. Term Loan B,
			4.91%, 2/10/13	380,437
				1,604,299
Specialty Retail -		2,484	ADESA, Inc. Term Loan B, 4.95%, 10/30/13	2,204,323
2.3%		517	Burlington Coat Factory Warehouse Corp. Term Loan B, 5.34%,
			4/15/13	429,249
		744	Claire's Stores Term Loan B, 5.446% - 5.994%, 5/24/14	566,905
		1,500	Orchard Supply Hardware Term Loan B, 7.478%, 12/21/13	1,110,000
		395	Petco Animal Supplies, Inc. Term Loan, 4.954% - 5.494%,	350,859
		1,291	Rent-A-Center Term Loan B, 4.47% - 7.15%, 6/30/12	1,181,482
	EUR	1,474	Sensata Technologies Term Loan, 6.321% - 6.383%, 4/27/13	2,032,971
	USD	975	Sensata Technologies Term Loan B, 5.056%, 4/27/13	841,409
				8,717,198
Textiles, Apparel &		990	David's Bridal, Inc. Term Loan B, 4.696%, 1/30/14	841,500
Luxury Goods -		1,000	Hanesbrands, Inc. First Lien Term Loan,
0.7%			4.424% - 4.994%, 10/15/13	957,031
		493	Renfro Corp. Term Loan B, 5.95% - 6.34%, 9/30/13	421,880
		250	Warnaco, Inc. Term Loan, 4.562% - 7%, 1/31/13	235,581
				2,455,992
Trading Companies		1,231	Beacon Sales Co. Term Loan B, 4.688% - 5.085%, 10/31/13	1,040,406
& Distributors -
0.3%
Wireless		2,169	Centennial Cellular Operating Co. Term Loan,
Telecommunication			4.696% - 5.085%, 2/09/11	2,070,419
Services - 1.3%		500	IPC Systems Second Lien Term Loan, 7.946%, 5/31/15	346,667
		140	NG Wireless Delay Draw Term Loan, 0.50%, 11/12/37	133,356
		610	NG Wireless Term Loan, 5.446% - 5.454%, 7/31/14	579,144
		1,691	NTELOS Inc. Term Loan B, 4.96% - 5.20%, 8/14/11	1,599,181
				4,728,767
			Total Floating Rate Loan Interests
			(Cost - $503,543,180) - 122.5%	455,870,159

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Corporate Bonds	Value
Air Freight &	USD	125	Park-Ohio Industries, Inc., 8.375%, 11/15/14	$98,750
Logistics - 0.0%
Auto		60	The Goodyear Tire & Rubber Co., 8.663%, 12/01/09 (d)	59,625
Components -		100	Lear Corp., 8.75%, 12/01/16	85,375
1.0%		120	Metaldyne Corp., 10%, 11/01/13	72,000
				217,000
Biotechnology -		1,750	Angiotech Pharmaceuticals, Inc., 6.826%, 12/01/13 (d)	1,338,750
0.4%
Building Products -		90	CPG International I, Inc., 10.50%, 7/01/13	75,600
0.0		130	Momentive Performance Materials, Inc., 11.50%, 12/01/16	98,963
				174,563
Capital Markets -		2,500	E*Trade Financial Corp., 12.50%, 11/30/17 (f)	2,450,000
1.2%		1,501	Marsico Parent Co., LLC, 10.625%, 1/15/16 (e)(f)	1,260,840
		515	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (c)(e)(f)	437,750
		343	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (c)(e)(f)	294,980
				4,443,570
Chemicals - 0.7%		125	American Pacific Corp., 9%, 2/01/15	121,563
		1,100	Ames True Temper, Inc., 6.713%, 1/15/12 (d)	913,000
		10	Chemtura Corp., 6.875%, 6/01/16	8,900
		750	Hercules, Inc., 6.75%, 10/15/29	705,000
	EUR	225	Ineos Group Holdings Plc, 7.875%, 2/15/16 (f)	257,535
	USD	625	Key Plastics LLC, 11.75%, 3/15/13 (f)	450,000
				2,455,998
Commercial Banks -		3,000	TuranAlem Finance B.V., 4.283%, 1/22/09 (d)(f)	2,807,400
0.8%
Commercial		397	DI Finance Series B, 9.50%, 2/15/13	405,933
Services &
Supplies - 0.1%
Containers &		500	Berry Plastics Holding Corp., 6.675%, 9/15/14 (d)	395,000
Packaging - 0.2%		110	Berry Plastics Holding Corp., 8.875%, 9/15/14	95,975
		150	Impress Holdings BV, 5.838%, 9/15/13 (d)(f)	124,500
				615,475
Diversified		310	Cincinnati Bell, Inc., 7.25%, 7/15/13	304,575
Telecommunication		784	Qwest Communications International, Inc., 6.565%, 2/15/09 (d)	776,160
Services - 0.9%		2,500	Qwest Corp., 6.05%, 6/15/13 (d)	2,250,000
		150	Wind Acquisition Finance SA, 10.75%, 12/01/15 (f)	153,000
				3,483,735
Electrical		140	Superior Essex Communications LLC, 9%, 4/15/12	134,750
Equipment - 0.0%
Electronic		55	Sanmina-SCI Corp., 6.75%, 3/01/13	47,713
Equipment &		1,065	Sanmina-SCI Corp., 8.125%, 3/01/16	942,525
Instruments - 0.3%				990,238
Energy Equipment		70	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	71,050
& Services - 0.1%		50	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	50,750
		40	Grant Prideco, Inc. Series B, 6.125%, 8/15/15	40,900

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Corporate Bonds	Value
	USD	220	SemGroup LP, 8.75%, 11/15/15 (f)	$201,300
				364,000
Health Care		1,500	ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (f)	1,410,000
Equipment &
Supplies - 0.4%
Health Care		250	Tenet Healthcare Corp., 6.50%, 6/01/12	220,625
Providers &
Services - 0.1%
Hotels,		140	American Real Estate Partners LP, 7.125%, 2/15/13	127,050
Restaurants &		130	Greektown Holdings, LLC, 10.75%, 12/01/13 (f)	118,300
Leisure - 0.1%		300	Universal City Florida Holding Co. I, 7.989%, 5/01/10 (d)	291,000
		20	Wynn Las Vegas LLC, 6.625%, 12/01/14	19,250
				555,600
Household Durables		400	Berkline/BenchCraft, LLC, 8.487%, 11/03/12 (a)(c)	0
- 0.0%
Independent Power		87	AES Ironwood LLC, 8.875%, 11/30/25	94,699
Producers & Energy
Traders - 0.0%
Machinery - 0.0%		210	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (f)	161,700
Media - 1.2%		50	Affinion Group, Inc., 9.267%, 10/15/13	49,688
		100	Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (d)	99,250
		445	Charter Communications Holdings I, LLC, 11%, 10/01/15	309,275
		580	Charter Communications Holdings II, LLC, 10.25%, 9/15/10	527,800
		45	Charter Communications Holdings II, LLC, Series B,
			10.25%, 9/15/10	40,838
		135	EchoStar DBS Corp., 6.375%, 10/01/11	129,600
		158	EchoStar DBS Corp., 7%, 10/01/13	148,915
		230	EchoStar DBS Corp., 7.125%, 2/01/16	214,475
		50	Intelsat Subsidiary Holding Co. Ltd., 8.25%, 1/15/13	50,375
		180	Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15	181,350
		410	Nielsen Finance LLC, 10%, 8/01/14	407,950
		350	Paxson Communications Corp., 5.963%, 1/15/12 (d)(f)	283,500
		1,000	R.H. Donnelley Corp., 8.875%, 10/15/17 (f)	625,000
		250	R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16	158,125
		750	Rainbow National Services LLC, 8.75%, 9/01/12 (f)	766,875
		977	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (f)	595,970
				4,588,986
Metals & Mining -		495	AK Steel Corp., 7.75%, 6/15/12	499,331
0.9%		2,000	Alrosa Finance SA, 8.125%, 5/06/08	1,999,822
		504	Foundation PA Coal Co., 7.25%, 8/01/14	499,950
		250	Freeport-McMoRan Copper & Gold, Inc., 5.883%, 4/01/15 (d)	245,625
				3,244,728
Oil, Gas &		135	Chaparral Energy, Inc., 8.50%, 12/01/15	117,450
Consumable Fuels -		720	KCS Energy, Inc., 7.125%, 4/01/12	680,400
8.2%		14,430	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/01/13	16,206,333
		404	Pemex Project Funding Master Trust, 9.375%, 12/02/08	421,170
		12,700	Pemex Project Funding Master Trust, 6.058%, 10/15/09	12,852,400

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par
Industry		(000)	Corporate Bonds	Value
	USD	300	Whiting Petroleum Corp., 7.25%, 5/01/13	$295,500
				30,573,253
Paper & Forest		1,000	Abitibi-Consolidated, Inc., 6.30%, 6/15/11 (d)	510,000
Products - 2.2%		900	Ainsworth Lumber Co. Ltd., 6.446%, 10/01/10 (d)	594,000
		100	Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12	57,500
		2,040	Bowater, Inc., 5.80%, 3/15/10 (d)	1,468,800
		20	Domtar Corp., 7.125%, 8/15/15	18,850
	EUR	2,400	Lecta SA, 7.20%, 2/15/14 (d)(f)	2,841,761
	USD	1,500	NewPage Corp., 9.489%, 5/01/12 (d)	1,485,000
		1,215	Verso Paper Holdings LLC Series B, 6.989%, 8/01/14 (d)	1,026,675
				8,002,586
Real Estate		6,350	Rouse Co. LP, 5.375%, 11/26/13	4,970,812
Investment Trusts
(REITs) - 1.3%
Road & Rail - 0.0%		150	Avis Budget Car Rental LLC, 5.565%, 5/15/14 (d)	117,750
Semiconductors &		180	Freescale Semiconductor, Inc., 6.675%, 12/15/14 (c)	131,400
Semiconductor
Equipment - 0.0%
Specialty Retail -		70	AutoNation, Inc., 4.713%, 4/15/13 (d)	57,400
0.3%		60	AutoNation, Inc., 7%, 4/15/14	53,250
		500	General Nutrition Centers, Inc., 7.199%, 3/15/14 (c)(d)	417,087
		380	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	302,100
		210	Michaels Stores, Inc., 10%, 11/01/14	183,750
				1,013,587
Tobacco - 0.6%		2,000	Reynolds American, Inc., 7.625%, 6/01/16	2,104,328
Wireless		1,250	Centennial Communications Corp., 8.448%, 1/01/13 (d)	1,087,500
Telecommunication		1,754	iPCS, Inc., 5.364%, 5/01/13 (d)	1,351,350
Services - 1.3%	EUR	1,500	Nordic Telephone Co. Holdings ApS, 10.107%, 5/01/16 (d)	2,243,807
				4,682,657

			Total Corporate Bonds
			(Cost - $84,836,854) - 21.4%	79,402,873
			Foreign Government Obligations
	USD	9,436	Brazilian Government International Bond, 8.446%, 6/29/09 (d)	9,953,925
		476	Brazilian Government International Bond, 10.25%, 6/17/13	593,750
		2,400	Chile Government International Bond, 6.875%, 4/28/09 (h)	2,498,640
		1,200	Colombia Government International Bond,
			8.541%, 3/17/13 (d)	1,266,000
		3,200	Costa Rica Government International Bond,
			9.335%, 5/15/09	3,356,800
		1,600	Islamic Republic of Pakistan, 6.75%, 2/19/09	1,577,331
		800	Malaysia Government International Bond, 8.75%, 6/01/09	849,434
	MXN	13,520	Mexican Bonos Series M, 9%, 12/22/11	1,340,218
	USD	4,800	Mexico Government International Bond, 3.41%, 1/13/09 (d)	4,804,800
		2,000	Panama Government International Bond, 8.25%, 4/22/08	1,997,500
		2,400	Philippine Government International Bond, 8.875%, 4/15/08	2,407,200

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)
		Par (000)	Foreign Government Obligations	Value
	USD	4,000	Republic of Venezuela, 6.18%, 4/20/11 (d)	$3,380,000
		2,400	South Africa Government International Bond,
			7.375%, 4/25/12	2,598,000
		2,735	Turkey Government International Bond, 7%, 9/26/16	2,776,024
		16,100	Ukraine Government International Bond,
			6.391%, 8/05/09 (d)(f)	16,362,430
		2,800	Ukraine Government International Bond,
			6.875%, 3/04/11 (f)	2,884,000
	EUR	950	Uruguay Government International Bond, 6.875%, 1/19/16	1,514,816
			Total Foreign Government Obligations
			(Cost - $59,610,060) - 16.2%	60,160,868
Industry		Shares	Common Stocks
Capital Markets -		121,011	E*Trade Financial Corp. (g)	467,102
0.1%
			Total Common Stocks (Cost - $548,614) - 0.1%	467,102
			Preferred Stocks
Capital Markets -			Marsico Parent Superholdco, LLC, 16.75% (e)(f)	89,000
0.0%
			Total Preferred Stocks (Cost - $94,286) - 0.0%	89,000
		Beneficial
		Interest
		(000)	Other Interests (b)
Health Care	USD	947	Critical Care Systems International, Inc.	318
Services - 0.0%
Household Durables		6,155	Berkline Benchcraft Equity LLC (a)	0
0.0%
			Total Other Interests (Cost - $0) - 0.0%	318
		Contracts	Options Purchased
Call Options Purchased		26	Marsico Parent Superholdco LLC, expiring December 2009
			at USD 942.86 (e)	44,850
			Total Options Purchased
			(Premiums Paid - $25,422) - 0.0%	44,850
			Total Investments (Cost - $648,658,415*) - 160.2%	596,035,170
			Other Assets Less Liabilities - 5.3%	19,616,230
			Preferred Shares, at Redemption Value - (65.5%)	(243,591,057)
			Net Assets Applicable to Common Shares - 100.0%	$372,060,343

BlackRock Global Floating Rate Income Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$648,658,415
Gross unrealized appreciation	$9,293,147
Gross unrealized depreciation	(61,916,392)
Net unrealized depreciation	$(52,623,245)

(a)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(b)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(c)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(d)	Floating rate security. Rate shown as of report date.

(e)	Security is illiquid.

(f)

Security exempt from registration under Rule 144 A of the Sec of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicative these securities are not considered to be illiquid.

(g)	Non-income producing security

(h)	All or a portion of security held as collateral in connection with open reverse repurchase agreements.

	Interest		Maturity	Net Closing
Counterparty	Rate	Trade Date	Date	Amount	Face Amount
Lehman Brothers
International	2.50%	3/31/08	4/01/08	$830,378	$830,320
Lehman Brothers
International	2.50%	3/31/08	4/02/08	$1,331,708	$1,331,616

Swaps outstanding as of March 31, 2008 were as follows:

				Notional
				Amount	Unrealized
				(000)	Depreciation
Sold credit default protection on Pagesjaunes SA
and receive 2.10%
Broker, Lehman Brothers Special Financing
Expires March 2012				EUR 2,000	$(227,762)

Sold credit default protection on BAA Ferovial Junior
Term Loan and receive 2%
Broker, Deutsche Bank AG London
Expires June 2012				GBP 1,800	(323,349)
Total					$(551,111)

BlackRock Global Floating Rate Income Trust Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
•	Forward foreign exchange contracts as of March 31, 2008 were as follows:

						Unrealized
					Settlement	Appreciation
	Currency Purchased		Currency Sold		Date	(Depreciation)
	EUR	830,000	USD	1,295,725	4/23/2008	$13,626
	GBP	1,205,000	USD	2,412,784	4/23/2008	(25,231)
	USD	121,374,732	EUR	82,793,132	4/23/2008	(9,234,066)
	USD	20,645,031	GBP	10,507,500	4/23/2008	(174,226)
	USD	1,000,441	MXN	11,028,000	4/23/2008	(32,557)
	Total Unrealized Depreciation on Forward Foreign
	Exchange Contracts - Net					$(9,452,454)
•	Currency Abbreviations:
	EUR	Euro
	GBP	British Pound
	MXN	Mexican Peso
	USD	U.S. Dollar

BlackRock Global Floating Rate Income Trust

•

Effective January 1, 2008, the BlackRock Global Floating Rate Income Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$467,102	$(9,452,454)
Level 2	593,547,546	(506,261)
Level 3	1,975,673	0
Total	$595,990,321	$(9,958,715)

*Other financial instruments are derivative instruments such as options, swaps and forward foreign exchange contracts.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance, as of December 31, 2007	0
Accrued discounts/premiums	0
Realized gain (loss)	0
Change in unrealized appreciation
(depreciation)	$(99,242)
Net purchases (sales)	2,074,915
Net transfers in/out of Level 3	0
Balance, as of March 31, 2008	$1,975,673

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Floating Rate Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Floating Rate Income Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Floating Rate Income Trust

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Floating Rate Income Trust

Date: May 22, 2008